Expense Example - Federated Hermes Emerging Market Debt Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years
USD ($)	677	1,150	1,649	3,015	412	954	1,620	3,402	212	655	1,124	2,421